Loans - Age Analysis of Past Due Loans (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2024	Mar. 31, 2024
30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		¥ 21	¥ 18
30-59 Days Past Due | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		21	18
30-59 Days Past Due | Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		3	1
30-59 Days Past Due | Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		0	0
30-59 Days Past Due | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		13	12
30-59 Days Past Due | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		5	5
30-59 Days Past Due | Domestic | Retail | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		0	0
30-59 Days Past Due | Domestic | Banks and other financial institutions | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		0	0
30-59 Days Past Due | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	[1]	0	0
60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		9	9
60-89 Days Past Due | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		9	9
60-89 Days Past Due | Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		2	0
60-89 Days Past Due | Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		1	1
60-89 Days Past Due | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		5	7
60-89 Days Past Due | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		1	1
60-89 Days Past Due | Domestic | Retail | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		0	0
60-89 Days Past Due | Domestic | Banks and other financial institutions | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		0	0
60-89 Days Past Due | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	[1]	0	0
90 Days or More Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		82	82
90 Days or More Past Due | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		66	62
90 Days or More Past Due | Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		42	35
90 Days or More Past Due | Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		4	5
90 Days or More Past Due | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		11	12
90 Days or More Past Due | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		10	10
90 Days or More Past Due | Domestic | Retail | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		0	0
90 Days or More Past Due | Domestic | Banks and other financial institutions | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		0	0
90 Days or More Past Due | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	[1]	16	20
Total Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		112	109
Total Past Due | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		96	89
Total Past Due | Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		47	37
Total Past Due | Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		5	6
Total Past Due | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		28	31
Total Past Due | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		16	16
Total Past Due | Domestic | Retail | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		0	0
Total Past Due | Domestic | Banks and other financial institutions | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		0	0
Total Past Due | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	[1]	16	20
Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		96,991	98,335
Current | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		59,590	60,519
Current | Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		45,744	45,884
Current | Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		2,322	2,431
Current | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		6,928	7,139
Current | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		1,327	1,387
Current | Domestic | Retail | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		2,512	2,447
Current | Domestic | Banks and other financial institutions | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		757	1,231
Current | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	[1]	37,402	37,817
Total
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		97,103	98,445
Total | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		59,686	60,608
Total | Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		45,790	45,921
Total | Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		2,327	2,436
Total | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		6,957	7,170
Total | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		1,343	1,403
Total | Domestic | Retail | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		2,512	2,447
Total | Domestic | Banks and other financial institutions | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross		757	1,231
Total | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable gross	[1]	¥ 37,417	¥ 37,837

[1]	The majority of total foreign consist of corporate.